INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Components of income tax expense:
Current tax expense	$ 286	$ 134
Total income tax expense	$ 286	$ 134